Subsequent Events	9 Months Ended	12 Months Ended
	Feb. 29, 2020	May 31, 2019
Subsequent Events [Abstract]
Subsequent Events

NOTE 10 — SUBSEQUENT EVENTS

On March 12, 2020 (the “Execution Date”), the Company entered into a Common Stock Purchase Agreement (the “Common Stock Purchase Agreement”) with Triton Funds LP (“Selling Stockholder”), dated as of March 11, 2020, pursuant to which, upon the terms and subject to the conditions thereof, the Selling Stockholder is committed to purchase shares of the Company’s Common Stock (the “Put Shares”) at an aggregate price of up to $500,000 (the “Maximum Commitment Amount”) over the course of the commitment period (the “Equity Line”). In connection with the execution of the Common Stock Purchase Agreement, the Company agreed to issue, and issued on March 11, 2020, 5,000 shares of the Company’s Common Stock (the “Donation Shares”) to Selling Stockholder as a donation.

Pursuant to the terms of the Common Stock Purchase Agreement, the commitment period will commence upon the effective date of the Common Stock Purchase Agreement and will end on the earlier of (i) the date on which the Selling Stockholder has purchased Common Stock from us pursuant to the Common Stock Purchase Agreement (“Put Shares”) equal to the Maximum Commitment Amount and (ii) December 31, 2020.

Subject to the terms and conditions set forth in the Common Stock Purchase Agreement, the Company has the option to sell to the Selling Stockholder, and the Selling Stockholder is obligated to purchase from the Company, a number of Shares having an aggregate purchase price of $500,000. From time to time over the term of the Common Stock Purchase Agreement, commencing on the date on which a registration statement registering the Put Shares (the “Registration Statement”) becomes effective, subject to the limitations discussed below and contained in the Common Stock Purchase Agreement, the Company is obligated to provide the Selling Stockholder with a put notice (each a “Put Notice”) to purchase a specified number of the Put Shares (each a “Put Amount Requested”). Upon delivery of a Put Notice, the Company must deliver the Put Amount Requested as Deposit Withdrawal at Custodian (DWAC) shares to Selling Stockholder within two trading days following the date of the Put Notice.

On the third business day (“Closing Date”) following notification by the Selling Stockholder that the Put Shares have been received in its custodial account following the delivery of a Put Notice to the Selling stockholder, the Selling Stockholder will deliver the Put Amount to the Company via wire transfer (“Closing”). The actual amount of proceeds the Company receives pursuant to each Put Notice (each, the “Put Amount”) is to be determined by multiplying the Put Amount Requested by the applicable purchase price as determined on the Closing Date. The purchase price for each of the Put Shares equals 90% of the lowest daily volume weighted average price of the Common Stock during the five (5) trading days immediately prior to the Closing Date.

In order to deliver a Put Notice, certain conditions set forth in the Common Stock Purchase Agreement must be met, as provided therein. Under the terms of the Common Stock Purchase Agreement, the Company may not deliver a Put Notice to the Selling Stockholder until the Closing pursuant to any prior Put Notice has been completed. In addition, the Selling Stockholder is not entitled to purchase that number of Shares, which when added to the sum of the number of shares of Common Stock beneficially owned by the Selling Stockholder, would exceed 9.99% of the number of shares of Common Stock outstanding on the Closing.

On the Execution Date, the Company also entered into a registration rights agreement (the “Registration Rights Agreement”) with Selling Stockholder pursuant to which the Company is obligated to file the Registration Statement to register the resale of the Put Shares. Pursuant to the Registration Rights Agreement, the Company must (i) file the Registration Statement within 30 calendar days from the Execution Date, (ii) use reasonable best efforts to cause the Registration Statement to be declared effective under the Securities Act of 1933, as amended, within thirty (30) calendar days, but no more than ninety (90) calendar days after the Company has filed the Registration Statement, and (iii) use its reasonable best efforts to keep such Registration Statement continuously effective under the Securities Act until all of the Put Shares have been sold thereunder or the Selling Stockholder has no obligation to acquire any additional shares of Common Stock under the Common Stock Purchase agreement.

On March 22, 2020, the Company announced it would be holding weekly online esports tournaments, due to increased demand from COVID-19 related social distancing. Through the acquisition of PLAYlive Nation, Inc. the Company acquired a database of over 400,000 paying PLAYlive Nation esports gaming center customers. The Company will be promoting its new online esports tournaments directly to this existing customer base via text message announcements and promotions. The Company sees this as a new and sustainable business unit that can create revenues during stay at home orders and into the future. See further discussion elsewhere herein.

On March 30, 2020 the SEC declared a registration statement on Form S-1 effective, that was filed to register the resale of up to 725,000 shares of common stock issuable under a $500,000 equity line between the Company and Triton Funds LP. The Company can put shares to Triton Funds LP in multiple tranches and has until December 31, 2020 to exercise the line. Triton Funds LP’s purchase price is a 10% discount to the lowest five-day trailing volume weighted average price (VWAP).

On April 1, 2020, the Company released multiple players and staff members from Simplicity One Brasil Ltd as part of a restructuring to make the Flamengo Esports project profitable. The Company will be applying for ownership of a franchise spot in League of Legends Brazil (CBLoL) once applications are opened by Riot in early summer 2020. Management expects to receive approval for franchise ownership by the end of calendar year 2020.

On April 3, 2020 the Company furloughed multiple members of the PLAYlive staff as a cost cutting measure during this temporary period of esports gaming center closures due to COVID-19. During the quarter ended February 29, 2020, PLAYlive was cash flow positive. Agreements  with franchisees require a minimum monthly royalty payment that will be billed by the Company. Most landlords have already been contacted and have begun making rent concessions.

On April 10, 2020, the Company filed a registration statement on Form S-1 with the SEC relating to the offer by the Company of units of the Company, each of which consists of one share of common stock and one warrant to purchase one share of our common stock. No sales of units will be made prior to effectiveness of the registration statement on Form S-1. There can be no assurance that the registration statement on Form S-1 will be declared effective by the SEC.

NOTE 12 — SUBSEQUENT EVENTS

On July 29, 2019, Simplicity Esports and Gaming Company entered into a definitive agreement to acquire PLAYlive Nation, Inc. (“PLAYlive”) for total consideration of 750,000 shares of common stock. The PLAYlive acquisition closed on July 30, 2019. This transaction will be accounted for by the Company using the acquisition method under business combination accounting.

Founded in 2009 PLAYlive has a network of 44 franchised Gaming Centers across 11 states, serving over 150,000 unique gamers annually. The PLAYlive Centers offer customers a specialized entertainment gaming experience within a social setting. Customers are provided the opportunity to play and compete across an array of gaming titles on both consoles and high performance gaming PCs. Additionally, PLAYlive Gaming Centers serve as community gathering spaces for enthusiasts to play both board and card games such as Magic: The Gathering, Yu-Gi-Oh, and Pokémon.

In June of 2019, the Company entered into a 5 year operating lease for its corporate office, rent is approximately $700 per month. In August of 2019, the Company opened its second gaming center and in connection with this gaming center entered into a 5 year operating lease in Deland, Florida. Rent is approximately $2,500 per month for the first year and contains customary escalation clauses.

In August of 2019, the $93,761 Loan Payable - related party was forgiven by the related party. This will be recorded as debt forgiveness by the Company.